Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Related Party Transactions	Related Party Transactions
Key management personnel consist of the Company’s directors and officers. The remuneration of key management personnel during the year was as follows:

	Year ended December 31,
	2021	2020
Salaries and short-term benefits(1)	$10,282	$7,400
Share-based payments(2)	5,702	5,100
	$15,984	$12,500

(1)    Includes annual salary and short-term incentives or bonuses earned in the year.
(2)    Includes PSUs, RSUs, DSUs and stock option grants.